SEGMENTED INFORMATION - Schedule of Segment Reporting Information, by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmented information
Revenues	$ 15,239	$ 13,771	$ 13,267
Revenues, including intersegment revenues	15,239	13,771	13,267
Income (loss) from equity investments	1,274	1,558	1,310
Impairment of equity investment (Note 10)	0	0	(2,100)
Operating costs	(5,708)	(5,450)	(4,934)
Depreciation and amortization	(2,769)	(2,535)	(2,446)
Other segment items		620
Segmented Earnings (Losses)	8,036	7,964	5,097
Interest expense	(3,407)	(3,019)	(2,966)
Allowance for funds used during construction	453	784	575
Foreign exchange gains (losses), net	157	(147)	320
Interest income and other	205	324	272
Income (Loss) from Continuing Operations before Income Taxes	5,444	5,906	3,298
Income tax (expense) recovery from continuing operations	(1,138)	(922)	(842)
Net Income (Loss) from Continuing Operations	4,306	4,984	2,456
Net Income (Loss) from Discontinued Operations, Net of Tax	(212)	395	612
Net Income (Loss)	4,094	5,379	3,068
Net (income) loss attributable to non-controlling interests	(575)	(681)	(146)
Net Income (Loss) Attributable to Controlling Interests	3,519	4,698	2,922
Preferred share dividends	(119)	(104)	(93)
Net income (loss) attributable to common shares from continuing operations	3,400	4,594	2,829
Capital Spending
Capital expenditures	5,270	6,181	7,958
Capital projects in development	16	50	142
Contributions to equity investments, net of distributions	1,051
Contributions to equity method investments	6,337	1,546	4,149
Contributions to equity investments		7,777	12,249
Discontinued operations		127	49
Capital Spending		7,904	12,298
Coastal GasLink
Capital Spending
Contributions to equity investments, net of distributions		3,100
Intersegment eliminations
Segmented information
Revenues	(151)	(148)	(123)
Operating segments
Segmented information
Revenues	15,225	13,763
Corporate
Segmented information
Revenues	14	8	0
Revenues, including intersegment revenues	(137)	(140)	(123)
Income (loss) from equity investments	0	0	0
Impairment of equity investment (Note 10)			0
Operating costs	123	9	(15)
Depreciation and amortization	0	(5)	(6)
Other segment items		0
Segmented Earnings (Losses)	(14)	(136)	(144)
Capital Spending
Capital expenditures	31	50	33
Capital projects in development	0	0	0
Contributions to equity investments, net of distributions	0
Contributions to equity method investments	31	0	0
Contributions to equity investments		50	33
Canadian Natural Gas Pipelines
Segmented information
Revenues	5,785	5,600	5,173
Canadian Natural Gas Pipelines | Coastal GasLink
Segmented information
Income (loss) from equity investments	95	17	203
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	5,785	5,600	5,173
Revenues, including intersegment revenues	5,785	5,600	5,173
Income (loss) from equity investments	112	34	220
Impairment of equity investment (Note 10)			(2,100)
Operating costs	(2,210)	(2,246)	(2,058)
Depreciation and amortization	(1,523)	(1,382)	(1,325)
Other segment items		10
Segmented Earnings (Losses)	2,164	2,016	(90)
Capital Spending
Capital expenditures	1,340	1,273	2,953
Capital projects in development	0	0	0
Contributions to equity investments, net of distributions	65
Contributions to equity method investments	1,405	827	3,231
Contributions to equity investments		2,100	6,184
U.S. Natural Gas Pipelines
Segmented information
Revenues	7,145	6,339	6,229
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	(99)	(99)	(101)
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	7,145	6,339	6,229
Revenues, including intersegment revenues	7,244	6,438	6,330
Income (loss) from equity investments	301	341	324
Impairment of equity investment (Note 10)			0
Operating costs	(2,581)	(2,381)	(2,189)
Depreciation and amortization	(1,037)	(955)	(934)
Other segment items		610
Segmented Earnings (Losses)	3,927	4,053	3,531
Capital Spending
Capital expenditures	3,316	2,568	2,536
Capital projects in development	0	5	0
Contributions to equity investments, net of distributions	141
Contributions to equity method investments	3,457	2	124
Contributions to equity investments		2,575	2,660
Mexico Natural Gas Pipelines
Segmented information
Revenues	1,450	870	846
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	1,450	870	846
Revenues, including intersegment revenues	1,450	870	846
Income (loss) from equity investments	94	283	78
Impairment of equity investment (Note 10)			0
Operating costs	(262)	(132)	(39)
Depreciation and amortization	(96)	(92)	(89)
Other segment items		0
Segmented Earnings (Losses)	1,186	929	796
Capital Spending
Capital expenditures	522	2,228	2,292
Capital projects in development	0	0	0
Contributions to equity investments, net of distributions	0
Contributions to equity method investments	522	0	0
Contributions to equity investments		2,228	2,292
Power and Energy Solutions
Segmented information
Revenues	845	954	1,019
Power and Energy Solutions | Intersegment eliminations
Segmented information
Revenues	(52)	(49)	(22)
Power and Energy Solutions | Operating segments
Segmented information
Revenues	845	954	1,019
Revenues, including intersegment revenues	897	1,003	1,041
Income (loss) from equity investments	767	900	688
Impairment of equity investment (Note 10)			0
Operating costs	(778)	(700)	(633)
Depreciation and amortization	(113)	(101)	(92)
Other segment items		0
Segmented Earnings (Losses)	773	1,102	1,004
Capital Spending
Capital expenditures	61	62	144
Capital projects in development	16	45	142
Contributions to equity investments, net of distributions	845
Contributions to equity method investments	922	717	794
Contributions to equity investments		824	$ 1,080
Corporate
Segmented information
Revenues	$ 14	$ 8